Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.43%
Alabama–4.56%
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB(a)	6.13%	12/01/2025	$195	$117,000
Birmingham (City of), AL Water Works Board (The); Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	16,150	16,575,163
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(c)	5.25%	06/01/2029	10,000	10,584,091
Series 2024 A, RB(c)	5.25%	09/01/2032	2,805	3,077,733
Energy Southeast, A Cooperative District; Series 2024 B, RB(c)	5.25%	06/01/2032	4,500	4,895,377
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	145	144,230
Jefferson (County of), AL;
Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,608,455
Series 2024, Ref. RB	5.25%	10/01/2045	4,000	4,221,701
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	6,040	6,282,633
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	9,000	9,486,360
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	11,200	12,205,327
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	201,084
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2024 A, RB	5.00%	11/01/2035	6,235	6,610,466
Series 2025 C, RB(c)	5.00%	02/01/2031	5,000	5,370,131
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	4,105	4,412,700
Southeast Energy Authority, a Cooperative District (No. 4); Series 2022 B-1, RB(c)	5.00%	08/01/2028	2,000	2,080,851
				90,873,302
Arizona–2.15%
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(d)	5.00%	06/01/2058	570	573,830
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	1,827,165
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2005, RB(c)	3.80%	06/15/2028	5,000	5,022,685
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	262	262,132
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	80	81,351
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	145	145,408
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	1,400	1,353,709
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	141	141,048
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	360	359,955
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,199,131
Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2044	6,855	6,716,704
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.50%	09/01/2046	900	826,600
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	183,912
Series 2019, RB	5.25%	07/01/2049	240	209,373
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	1,240	1,240,342
Pima (County of), AZ Industrial Development Authority (The) (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	645	583,841
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.25%	01/01/2053	15,220	16,208,472
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	107,492
Series 2007, RB	5.00%	12/01/2037	3,000	3,258,362
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(e)	5.00%	06/15/2059	2,765	2,458,446
				42,759,958
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.07%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	$1,305	$1,305,000
California–8.33%
California (State of); Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,296,258
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB(c)	5.00%	04/01/2032	2,500	2,678,368
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	3,250	3,461,901
Series 2023, RB(c)	5.00%	08/01/2029	5,000	5,282,636
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	23,495,603
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,893,870
Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,569,333
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	2,500	480,423
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,215	1,216,412
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	10,000	10,571,146
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020, Ref. RB(b)(c)	4.00%	04/01/2030	50	53,233
Series 2020, Ref. RB	4.00%	04/01/2049	1,450	1,327,092
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB(b)(c)	5.00%	11/15/2026	4,080	4,177,866
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	6,422	6,589,819
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,419	3,536,292
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	780	781,044
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(b)(c)	5.00%	06/01/2027	170	176,911
Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,165	3,113,185
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(e)(h)	0.00%	06/01/2057	340,750	17,087,079
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,381,483
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,054,257
Series 2022 B, Ref. RB	5.00%	07/01/2041	15,000	16,014,048
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,399,775
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	10,000	12,209,658
Series 2009 B, RB	6.50%	11/01/2039	9,820	12,093,181
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(i)	5.00%	08/01/2042	4,500	2,844,406
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,179,289
Series 2025 A, RB	5.25%	07/01/2055	10,000	10,829,881
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,006,752
Series 2020 A, RB	5.00%	10/01/2049	1,000	1,001,256
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGI)(d)(h)	0.00%	08/01/2044	7,990	3,348,972
				166,151,429
Colorado–3.04%
Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	13,285	12,583,478
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2037	550	562,516
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	2,866	2,814,985
Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,030,382
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	1,400	1,400,797
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	7,500	7,741,547
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2055	3,000	2,979,893
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(d)	4.38%	12/01/2054	1,500	1,407,617
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO;
Series 2022 B, RB	5.25%	11/15/2053	$6,700	$7,071,244
Series 2022 C, Ref. RB	5.25%	11/15/2053	6,120	6,459,106
Ebert Metropolitan District; Series 2018 A-2, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	1,605	1,657,037
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds(b)(c)	5.63%	12/01/2025	2,024	2,044,240
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	980	1,036,380
Series 2008, RB	6.50%	11/15/2038	1,920	2,348,538
Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGI)(d)	5.00%	12/01/2047	6,165	6,180,384
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	1,001,445
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGI)(d)	5.00%	12/01/2050	1,500	1,522,277
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(e)	6.50%	12/01/2048	800	804,876
				60,646,742
Connecticut–0.84%
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	6,125	5,700,147
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	8,555	7,577,437
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(a)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	08/15/2030	625	664,384
Mashantucket Western Pequot Tribe; Series 2013, RB(a)	6.05%	07/01/2031	11,260	2,815,015
				16,816,983
District of Columbia–4.62%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	4,335	4,164,884
Series 2025, GO Bonds(f)	5.25%	01/01/2048	4,930	5,251,306
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	3,095	3,192,114
Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	15,647,800
District of Columbia Water & Sewer Authority; Series 2024 B, Ref. VRD RB(j)	1.30%	10/01/2054	10,000	10,000,000
Metropolitan Washington Airports Authority;
Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,117,745
Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	8,863,585
Washington Metropolitan Area Transit Authority;
Series 2020 A, RB	4.00%	07/15/2045	25,600	24,566,902
Series 2025, RB(f)(k)	5.50%	07/15/2060	6,650	7,202,612
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.50%	07/15/2051	7,500	8,028,026
				92,034,974
Florida–7.13%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,694,380
Amelia Concourse Community Development District; Series 2007, RB	5.75%	05/01/2038	270	256,655
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	115	115,107
Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2047	5,005	4,787,383
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	15,580,310
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(e)	5.38%	06/15/2038	255	253,372
Series 2018 A, RB(e)	5.38%	06/15/2048	480	443,244
Chapel Creek Community Development District; Series 2006, RB	5.50%	05/01/2038	400	400,957
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(a)(g)(l)	5.50%	05/01/2037	826	371,674
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB(f)	5.00%	10/01/2055	6,850	7,141,689
Creekside Community Development District; Series 2006, RB(a)(g)	5.20%	05/01/2038	2,068	1,033,855
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	5,059,630
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	9,405	9,070,942
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	70	70,070
Indigo Community Development District; Series 2005, RB(g)	5.75%	05/01/2036	218	178,731
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(e)	5.00%	01/15/2054	$190	$153,391
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	565	532,838
Series 2018 A, RB(e)	5.75%	07/15/2053	600	574,748
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	900	900,968
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	170	157,225
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	60	60,411
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,721,794
Miami-Dade (County of), FL;
Series 2019 B, RB	4.00%	10/01/2049	17,745	16,268,382
Series 2020 A, RB	4.00%	07/01/2048	12,185	11,126,992
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,486,195
Series 2021, RB	4.00%	10/01/2051	5,000	4,515,638
Naturewalk Community Development District; Series 2007 A, RB(a)(g)	5.50%	05/01/2038	335	127,300
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2022, RB	4.00%	10/01/2052	5,000	4,401,388
Series 2025, Ref. RB	5.25%	10/01/2056	5,000	5,236,617
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	2,072,274
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	315	315,317
Series 2011, RB	5.63%	05/01/2042	1,000	1,000,862
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.75%	11/01/2050	1,385	1,474,383
Series 2025, RB	5.25%	11/01/2055	1,385	1,416,188
Peace River Manasota Regional Water Supply Authority; Series 2025, RB(f)(k)	5.50%	10/01/2055	8,315	8,997,341
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,014,076
Reunion East Community Development District;
Series 2002 A-2, RB(a)	7.38%	05/01/2033	860	9
Series 2005, RB(a)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,015
South Bay Community Development District;
Series 2005 A, RB (Acquired 05/27/2009; Cost $1,803,161)(a)(l)	5.95%	05/01/2036	1,645	17
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,445	1,445,793
Series 2005 A-2, Ref. RB (Acquired 04/01/2015; Cost $1,111,175)(a)(l)	6.60%	05/01/2036	1,095	547,500
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	210	159,136
Series 2020 A, RB(h)	0.00%	09/01/2034	880	639,856
Series 2020 A, RB(h)	0.00%	09/01/2035	750	521,072
Series 2020 A, RB(h)	0.00%	09/01/2036	850	562,209
Series 2020 A, RB(h)	0.00%	09/01/2037	825	518,231
Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	625,723
Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	565,347
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,055	3,057,526
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,435	1,442,727
Waterstone Community Development District;
Series 2007 A, RB(i)	6.88%	05/01/2037	146	106,440
Series 2007 B, RB(h)	0.00%	11/01/2028	28	25,643
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	2,470	2,473,297
Series 2005 A-2, RB (Acquired 10/16/2019; Cost $869,632)(a)(l)	5.75%	05/01/2036	1,385	1,373,919
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	340	340,121
Westside Community Development District; Series 2019-2, RB(a)(g)	5.65%	05/01/2037	525	428,447
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(e)	5.00%	05/01/2043	1,475	1,497,760
Series 2023, RB(e)	5.25%	05/01/2054	4,535	4,553,180
Wildwood (City of), FL Village Community Development Disctrict No. 16; Series 2025, RB	5.13%	05/01/2056	2,620	2,622,410
Zephyr Ridge Community Development District; Series 2006, RB	5.63%	05/01/2037	550	550,101
				142,083,814
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–3.85%
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	$490	$398,577
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(e)	5.56%	12/15/2048	6,000	5,380,582
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	4,854,243
Burke (County of), GA Development Authority (Georgia Power Company); Series 2018, Ref. VRD RB(j)	1.45%	11/01/2052	20,000	20,000,000
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	5,500	5,732,088
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,155	1,157,031
Series 2018 A, RB	6.00%	12/01/2038	2,260	2,260,996
Series 2018 A, RB	6.25%	12/01/2048	5,565	5,564,684
Series 2018 A, RB	6.50%	12/01/2053	3,205	3,205,299
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	1,040	1,059,631
Series 2023 B, RB(c)	5.00%	03/01/2030	5,000	5,304,969
Series 2023 C, RB(c)	5.00%	09/01/2030	5,000	5,338,076
Series 2024 B, RB(c)	5.00%	03/01/2032	5,435	5,871,269
Metropolitan Atlanta Rapid Transit Authority (Green Bonds); Series 2025 A, RB	5.25%	07/01/2050	6,280	6,803,468
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	892,190
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,209,300
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	1,008,438
Series 2018 A-2, RB(c)	5.50%	12/01/2028	670	652,375
				76,693,216
Guam–0.08%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,512,842
Hawaii–0.81%
Hawaii (State of); Series 2025 B, RB	5.00%	07/01/2049	15,000	16,053,524
Idaho–0.20%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	3,735	3,909,729
Illinois–8.33%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	2,150	2,259,515
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.25%	01/01/2036	4,600	4,704,121
Series 2017 D, RB	5.00%	01/01/2052	3,000	3,010,558
Series 2018 B, RB	5.00%	01/01/2053	10,500	10,598,359
Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	5,073,975
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2035	1,360	1,360,021
Series 2016, RB	6.00%	04/01/2046	4,300	4,343,617
Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	2,856,801
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	3,380	3,282,565
Chicago (City of), IL Midway International Airport; Series 2025 B, Ref. RB	5.00%	01/01/2055	10,000	10,407,503
Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,580
Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,157,794
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,438,298
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	244	244,144
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	575	556,265
Harvey (City of), IL;
Series 2008, RB	6.88%	08/01/2028	1,475	1,461,528
Series 2023 A, GO Bonds	4.50%	01/01/2054	3,483	2,875,576
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	$3,000	$3,108,185
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,697,825
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,863,683
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,152,035
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	785,915
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,279,756
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,007,652
Series 2024 B, GO Bonds	5.25%	05/01/2044	3,000	3,175,927
Series 2024 C, GO Bonds	4.00%	10/01/2048	6,250	5,546,262
Illinois (State of) Finance Authority; Series 2025, Ref. RB(e)	5.88%	09/01/2046	2,500	2,488,397
Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,763,750
Illinois (State of) Regional Transportation Authority;
Series 2018 B, RB	4.00%	06/01/2043	1,365	1,328,930
Series 2018 XF2618, Revenue Ctfs.(f)	4.00%	06/01/2043	18,000	17,524,352
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(d)	5.25%	06/15/2032	2,000	2,003,538
Illinois State Toll Highway Authority; Series 2025, RB(f)	5.00%	01/01/2045	21,090	21,880,898
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	957,765
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,051,340
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,370,712
Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,507	1,508,452
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	2,500	2,514,115
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,050,027
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	331	317,559
Sales Tax Securitization Corp.;
Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,123,354
Series 2018 C, Ref. RB (INS - BAM)(d)	5.25%	01/01/2048	5,000	5,102,251
Southwestern Illinois Development Authority; Series 2006, RB(a)	5.63%	11/01/2026	210	41,909
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	210	220,793
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	135	141,938
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	160	168,223
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	40	42,056
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	30	31,542
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	25	26,285
Series 2018 A, Ref. GO Bonds(b)(c)	5.00%	02/01/2028	210	220,793
Series 2018 A, Ref. GO Bonds(b)(c)	5.00%	02/01/2028	155	162,966
Series 2018 A, Ref. GO Bonds(b)(c)	5.00%	02/01/2028	135	141,938
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	02/01/2032	695	730,094
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	02/01/2033	505	528,783
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	02/01/2034	455	475,292
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,820	1,820,123
				166,006,635
Indiana–1.57%
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,515	3,296,981
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	830	833,740
Indiana Finance Authority; Series 2025, RB(f)	5.00%	10/01/2053	10,000	10,294,900
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	16,040	16,929,208
				31,354,829
Iowa–1.01%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,000,096
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(c)	5.00%	12/01/2032	7,785	8,956,983
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	5,190	5,244,326
Xenia (City of), IA Rural Water District; Series 2016, Ref. RN(b)(c)	5.00%	12/01/2026	1,000	1,024,326
				20,225,731
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–1.96%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2031	$5,000	$5,055,461
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB (INS - BAM)(d)	5.00%	04/01/2038	2,500	2,556,562
Kentucky (Commonwealth of) Public Energy Authority;
Series 2022 A-1, RB(c)	4.00%	08/01/2030	15,000	15,261,987
Series 2023 A-1, Ref. RB(c)	5.25%	02/01/2032	10,000	10,853,516
Series 2024 A, RB(c)	5.00%	07/01/2030	5,000	5,310,683
				39,038,209
Louisiana–1.26%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	2	2,527
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(a)	5.00%	07/01/2032	395	158,988
Series 2017, Ref. RB(a)	5.00%	07/01/2033	300	120,750
Series 2017, Ref. RB(a)	5.00%	07/01/2037	345	138,863
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	5,000	5,002,368
Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.00%	07/01/2048	13,235	13,612,957
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(b)(c)	5.00%	07/01/2026	4,035	4,089,689
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,987,937
				25,114,079
Maryland–0.84%
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,523,399
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(d)	5.00%	07/01/2034	5	5,038
Series 2016, Ref. RB	5.00%	06/01/2036	400	401,108
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	10,000	10,339,206
Maryland Economic Development Corp. (Core Natural Resources); Series 2025, Ref. RB(c)(e)	5.00%	03/27/2035	3,000	3,154,926
Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,308	1,309,453
				16,733,130
Massachusetts–0.61%
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,604,461
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(f)	4.00%	06/01/2050	10,000	9,564,147
				12,168,608
Michigan–0.63%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGI)(d)	7.50%	07/01/2033	60	60,214
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,125,652
Series 2008 C, RB(h)	0.00%	06/01/2058	214,275	4,734,127
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	345	344,985
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	644,190
Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RN (Acquired 08/28/2008-10/09/2008; Cost $4,467,672)(a)(l)	5.85%	08/31/2027	5,281	1,848,499
Plymouth Educational Center Charter School;
Series 2005, Ref. RB	5.38%	11/01/2030	400	160,000
Series 2005, Ref. RB	5.63%	11/01/2035	1,325	530,000
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	607,671
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,514,544
				12,569,882
Minnesota–0.17%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	1,014,062
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	$2,300	$2,336,560
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	110	110,166
				3,460,788
Mississippi–0.56%
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,069,605
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,161,273
				11,230,878
Missouri–1.55%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(g)	7.05%	05/01/2027	60	45,000
Series 2007 A, RB(g)	5.75%	05/01/2026	465	348,750
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	5.88%	12/01/2031	675	209,250
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	305	301,651
Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	565,356
Series 2015, RB	5.13%	12/15/2050	1,330	1,199,181
Hollister (City of), MO; Series 2019, RB(e)	5.63%	10/01/2039	2,295	2,334,170
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	295	278,227
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(a)(g)	5.75%	03/01/2029	169	30,494
Missouri (State of) Health & Educational Facilities Authority (SSM Health); Series 2018 A, RB	5.00%	06/01/2048	7,500	7,574,017
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	45,721
St. Louis (City of), MO;
Series 2007 A, RB(g)	5.50%	09/02/2028	373	78,330
Series 2024, RB (INS - AGI)(d)	5.25%	07/01/2049	10,000	10,671,306
Series 2024, RB (INS - AGI)(d)	5.25%	07/01/2054	5,000	5,308,563
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(g)	5.50%	05/29/2028	661	99,153
St. Louis (City of), MO (Ludwig Lofts); Series 2008, RN(g)(m)	6.69%	04/21/2029	1,080	183,600
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(g)(m)	6.00%	08/21/2026	545	38,150
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(g)(m)	6.00%	08/21/2026	846	101,520
Series 2006, RN(g)	5.50%	03/09/2027	1,879	263,060
Series 2007 A, RN(g)	5.50%	01/20/2028	688	213,280
Series 2007 B, RN(g)(m)	5.50%	01/20/2028	466	4,660
Series 2008 A, RB(g)	6.60%	01/21/2028	3,254	846,040
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(a)(g)	5.75%	04/01/2027	320	67,200
				30,806,679
Montana–0.07%
Hardin (City of), MT; Series 2006, RB(g)(m)	6.25%	09/01/2031	11,710	1,405,200
Nebraska–1.14%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,772,434
Central Plains Energy Project (No. 5); Series 2022-1, RB(c)	5.00%	10/01/2029	5,000	5,261,968
Nebraska Investment Finance Authority (Social Bonds); Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	5,000	5,026,442
Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGI)(d)	4.00%	02/01/2051	6,000	5,558,560
				22,619,404
Nevada–0.80%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	65	65,148
Series 2007 A, RB	5.05%	02/01/2031	245	245,572
Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(d)	5.00%	06/15/2036	5,280	5,575,753
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Las Vegas Valley Water District;
Series 2022 A, GO Bonds	4.00%	06/01/2051	$5,000	$4,714,103
Series 2025, GO Bonds(f)	5.25%	06/01/2055	5,000	5,359,521
				15,960,097
New Hampshire–1.06%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - BAM)(d)(h)	0.00%	01/01/2029	305	272,207
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	3,357	3,418,508
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	4,867	4,820,611
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(c)	4.15%	10/01/2034	1,000	996,723
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	4,960	4,907,675
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(e)(h)	0.00%	12/01/2034	7,265	4,086,807
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(e)	5.25%	07/01/2039	410	412,411
Series 2019 A, RB(e)	5.63%	07/01/2046	230	230,549
Series 2019 A, RB(e)	5.75%	07/01/2054	570	570,442
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(e)	5.63%	12/15/2033	1,390	1,429,499
				21,145,432
New Jersey–6.06%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2032	250	256,697
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2037	500	510,349
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,562,536
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(b)(c)	5.00%	12/15/2026	3,000	3,075,747
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	1,997,935
Series 2018 A, RB	5.00%	06/15/2047	735	743,722
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,069,103
Series 2018 C, RB	5.00%	06/15/2042	3,500	3,570,560
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	6.50%	11/01/2052	220	225,434
New Jersey (State of) Educational Facilities Authority (Institute for Advanced Study); Series 2006 B, Ref. VRD RB(j)	1.85%	07/01/2031	500	500,000
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGI)(d)	5.00%	07/01/2029	2,100	2,103,499
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	10,000	10,612,863
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health Inc.); Series 2009 E, VRD RB (LOC - Td Bank N.A.)(j)(n)	0.93%	07/01/2043	2,500	2,500,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,565,410
Series 2020 AA, RB	4.00%	06/15/2050	10,000	9,214,610
Series 2022 BB, RB	4.00%	06/15/2046	1,585	1,500,476
New Jersey Turnpike Authority; Series 2025, RB(f)(k)	5.25%	01/01/2055	5,700	6,154,343
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	3,500	3,677,748
Series 2018 A, Ref. RB	5.00%	06/01/2030	12,030	12,614,239
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,500	4,711,223
Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,540,254
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,205,134
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,072,137
Series 2018 A, Ref. RB	5.00%	06/01/2046	7,145	7,111,906
Series 2018 B, Ref. RB	5.00%	06/01/2046	6,825	6,636,362
				120,732,287
New Mexico–0.01%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	230,152
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–8.38%
Battery Park (City of), NY Authority; Series 2019 D-1, Ref. VRD RB(j)	1.63%	11/01/2038	$3,000	$3,000,000
Metropolitan Transportation Authority (Green Bonds); Series 2019 A, RB	5.00%	11/15/2045	10,065	10,198,779
New York (City of), NY;
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	10,000	10,699,184
Series 2024 C, GO Bonds	5.25%	03/01/2053	10,250	10,724,668
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2041	10,000	9,952,040
Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,642,321
Series 2024 D, RB	5.50%	05/01/2052	10,000	10,811,931
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.00%	03/15/2034	5,020	5,100,964
Series 2020 D, Ref. RB	4.00%	02/15/2047	13,150	12,200,235
Series 2025 A, Ref. RB	5.00%	03/15/2050	5,000	5,211,220
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,000	4,570,268
Series 2019 B, RB	4.00%	01/01/2053	5,000	4,532,880
New York (State of) Thruway Authority (Group 2); Series 2021 O, Ref. RB	4.00%	01/01/2046	5,000	4,820,998
New York City Health and Hospitals Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	12,000	12,028,205
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	55	56,043
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	277,345
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	10,000	9,433,442
Series 2020 A, RB	4.00%	03/15/2049	10,000	9,234,662
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,490,114
Onondaga Civic Development Corp.; Series 2025, RB	5.50%	12/01/2056	5,000	5,496,983
Tender Option Bond Trust Receipts/Certificates; Series 2025, GO Bonds(c)(e)	1.50%	10/01/2033	4,690	4,690,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,231,079
Series 2022 A, Ref. RB	5.00%	05/15/2057	2,500	2,566,598
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	1,500	1,591,047
Series 2025, RB (INS - AGI)(d)	4.50%	12/01/2056	1,500	1,487,798
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,790	12,265,282
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,488,613
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	2,000	2,210,736
				167,013,435
North Carolina–0.60%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2022 A, RB	4.00%	07/01/2052	5,000	4,764,167
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,238,547
				12,002,714
Ohio–2.80%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,960	2,575,058
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	21,690	18,296,120
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	25,000	2,196,518
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,452,974
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.25%	01/01/2050	5,000	5,319,379
County of Franklin OH; Series 2025, RB(f)	5.25%	11/01/2055	6,165	6,521,392
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	4,782,141
Series 2017, Ref. RB	5.50%	02/15/2057	6,050	6,005,522
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,707,890
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	1,002,652
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,000	1,022,252
				55,881,898
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–1.10%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2030	$3,350	$3,486,070
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	11,000	11,966,997
Oklahoma Municipal Power Authority; Series 2025, RB (INS - AGI)(d)(f)(k)	5.25%	01/01/2056	6,150	6,556,712
				22,009,779
Oregon–0.10%
Morrow (Port of), OR; Series 2024 A, GO Bonds(e)	5.15%	10/01/2026	2,000	2,000,191
Pennsylvania–6.95%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,918,064
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Green Bonds);
Series 2019, RB	5.00%	12/01/2044	1,840	1,905,796
Series 2019, RB	4.00%	12/01/2049	1,350	1,243,176
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2032	3,000	3,148,100
Series 2018, RB	5.00%	06/01/2033	2,000	2,094,129
Series 2018, RB	5.00%	06/01/2034	1,760	1,838,533
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,235	1,235,477
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,305,397
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,393,308
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,725,817
Series 2022, Ref. RB	5.00%	05/01/2057	6,615	6,661,918
Pennsylvania (Commonwealth of);
First Series 2018-1, GO Bonds	4.00%	03/01/2035	12,500	12,762,706
First Series 2018-1, GO Bonds (INS - BAM)(d)	4.00%	03/01/2036	4,175	4,257,903
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2023 143-A, RB	5.30%	04/01/2044	10,000	10,530,862
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,072,590
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,581,216
Series 2017 B-1, RB	5.00%	06/01/2042	5,125	5,215,633
Series 2020 B, RB	5.00%	12/01/2045	5,000	5,232,780
Series 2021 A, RB	4.00%	12/01/2050	2,000	1,823,017
Series 2021 B, RB	4.00%	12/01/2051	8,500	7,744,018
Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,262,256
Pennsylvania Housing Finance Agency; Series 2025, RB(f)	5.15%	10/01/2050	10,000	10,183,853
Philadelphia (City of), PA;
Series 2021 C, RB	5.00%	10/01/2046	5,000	5,223,535
Series 2024 C, RB (INS - AGI)(d)	5.25%	09/01/2049	5,000	5,389,458
Philadelphia (City of), PA Authority for Industrial Development; Series 2025, RB(f)	5.50%	07/01/2053	11,000	11,901,794
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,169,979
Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,011,464
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	4,000	4,105,304
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGI)(d)	5.00%	03/01/2035	280	285,907
Series 2017, Ref. GO Bonds (INS - AGI)(d)	5.00%	03/01/2036	255	260,031
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2030	1,305	1,363,032
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2032	890	927,630
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2033	710	738,900
				138,513,583
Puerto Rico–3.93%
PRHTA Custodial Trust; Series 2022 I, RB(a)	5.00%	12/06/2049	12	2,857
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
PRIFA Custodial Trust;
Series 2005 A, RB(h)	0.00%	03/15/2049	$428	$136,387
Series 2005 A, RB(h)	0.00%	03/15/2049	645	465,560
Series 2022, RB(h)	0.00%	03/15/2049	6,998	2,974,928
Series 2022, RB(h)	0.00%	03/15/2049	6,362	2,978,931
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	4,698	3,387,104
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,121,605
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,208,292
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,648,369
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,259,632
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,707,664
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	7,055,307
Subseries 2022, RN(h)	0.00%	11/01/2043	2,553	1,637,283
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, RB(a)	5.00%	07/01/2028	2,000	1,335,000
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	166	160,863
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	32,588	11,112,433
Series 2018 A-1, RB(h)	0.00%	07/01/2051	31,582	7,870,762
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,380,069
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,289,850
Series 2019 A-2, RB	4.54%	07/01/2053	387	352,993
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	4,882,729
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 10/10/2017; Cost $851,513)(l)	5.00%	06/01/2026	1,305	1,302,244
Series 2006 P, Ref. RB (Acquired 11/15/2018; Cost $790,740)(l)	5.00%	06/01/2030	900	887,401
Series 2006 Q, RB (Acquired 02/13/2019-03/01/2019; Cost $130,900)(l)	5.00%	06/01/2036	150	144,146
				78,302,409
Rhode Island–0.68%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(a)(l)	7.25%	07/15/2035	4,915	1,916,850
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2024, RB	5.25%	05/15/2049	1,825	1,862,958
Series 2024, RB	5.25%	05/15/2054	5,000	5,085,506
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,046
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,695,441
				13,580,801
South Carolina–1.32%
Charleston County Airport District; Series 2024 B, RB	5.25%	07/01/2054	5,000	5,308,563
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	635	632,228
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	2,500	2,699,168
Series 2024, RB	5.50%	11/01/2049	5,000	5,378,179
Series 2024, RB	5.50%	11/01/2050	5,370	5,748,041
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	6,250	6,575,279
				26,341,458
South Dakota–0.50%
South Dakota (State of) Health & Educational Facilities Authority (Sanford);
Series 2025, Ref. VRD RB(j)	2.83%	07/01/2055	5,000	5,000,000
Series 2025, Ref.VRD RB(j)	2.75%	07/01/2055	5,000	5,000,000
				10,000,000
Tennessee–0.90%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	222,573
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(d)	5.50%	07/01/2054	$1,250	$1,322,175
Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,132,370
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	5.13%	06/01/2036	200	203,236
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	5,665	5,735,921
Series 2021 A, RB(c)	5.00%	11/01/2031	5,000	5,392,210
				18,008,485
Texas–11.14%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(e)	5.75%	06/15/2055	1,000	1,010,644
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	869,901
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,394,579
Board of Regents of the University of Texas System; Series 2025 B, RB	5.00%	08/15/2051	6,965	7,422,580
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2060	5,000	5,346,411
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	9,544,594
Series 2022 B, Ref. RB	4.00%	11/01/2045	5,000	4,772,297
Series 2022 B, Ref. RB	5.00%	11/01/2050	10,000	10,378,748
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2032	1,100	1,100,206
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	10,812,865
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	12,000	11,003,065
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	15,000	14,138,455
Harris (County of), TX Flood Control District (Green Bonds); Series 2023 A, GO Bonds	4.00%	09/15/2048	5,000	4,677,646
Harris (County of), TX Port Authority of Houston;
Series 2021, RB	4.00%	10/01/2046	5,365	5,020,201
Series 2023, RB	5.00%	10/01/2053	10,000	10,380,679
Harris County Hospital District; Series 2025, GO Bonds(f)	5.50%	02/15/2050	5,500	6,006,096
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	8,977,859
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,750	10,008,031
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	7,500	6,940,469
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,521,308
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	5,000	5,361,871
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,000	6,413,364
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	3,000	3,110,429
Series 2025 A, RB	6.50%	10/01/2060	1,800	1,859,292
Series 2025, VRD RB(j)	1.45%	08/01/2055	2,000	2,000,000
New Hope Cultural Education Facilities Finance Corp. (Beta Academy);
Series 2019, RB(e)	5.00%	08/15/2039	425	416,525
Series 2019, RB(e)	5.00%	08/15/2049	150	135,912
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(b)(c)	5.00%	04/01/2026	355	357,859
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(b)(c)	5.00%	04/01/2026	1,000	1,008,053
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	4,000	4,280,072
Prosper Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,150	9,344,048
San Antonio (City of), TX;
Series 2025, RB(f)	5.25%	02/01/2046	5,000	5,294,083
Series 2025, RB(f)(k)	5.50%	02/01/2050	10,000	10,763,078
Southwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	5,000	4,595,934
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	7,043,842
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2031	$2,500	$2,702,983
Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,420,643
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	6,083,081
Texas Transportation Finance Corp; Series 2025, RB(f)	5.50%	10/01/2055	6,660	7,295,411
Wylie Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	08/15/2054	5,000	5,306,334
				222,119,448
Utah–0.61%
Black Desert Public Infrastructure District; Series 2024, RB(e)	5.63%	12/01/2053	5,000	5,058,545
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(d)(f)(k)	5.50%	06/01/2050	5,000	5,426,262
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	733,169
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(e)	5.38%	06/15/2049	1,110	1,021,225
				12,239,201
Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGI)(d)	5.00%	10/01/2032	1,200	1,203,521
Virginia–0.36%
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(a)(g)	6.75%	03/01/2034	302	187,240
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	6,320	6,331,649
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	728,220
				7,247,109
Washington–0.98%
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	25	25,005
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,136	1,133,039
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	5,000	5,002,196
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	8,500	8,501,189
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2034	2,250	2,302,557
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(d)(e)	5.25%	07/01/2055	2,500	2,543,358
				19,507,344
West Virginia–0.22%
West Virginia (State of) Hospital Finance Authority (United Health System Obligated); Series 2025, RB	5.50%	06/01/2050	4,170	4,469,763
Wisconsin–1.49%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(d)(h)	0.00%	12/15/2055	5,445	1,294,806
Series 2020, RB (INS - AGI)(d)(h)	0.00%	12/15/2060	25,000	4,601,380
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,287,103
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	6,947,760
Wisconsin (State of) Public Finance Authority; Series 2023 B, RB(e)(h)	0.00%	07/01/2062	6,750	5,400,000
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGI)(d)	5.00%	07/01/2036	900	933,867
Series 2019 A, RB (INS - AGI)(d)	5.00%	07/01/2054	1,275	1,283,254
Series 2019 A, RB (INS - AGI)(d)	5.00%	07/01/2058	1,400	1,407,709
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	260	260,199
Series 2012 A, RB	6.00%	07/15/2042	350	350,166
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(e)	5.00%	06/15/2039	310	306,729
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(e)	5.38%	06/01/2044	$535	$463,440
Series 2019 A, RB(e)	5.50%	06/01/2054	540	451,876
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(e)(h)	0.00%	12/15/2034	1,125	657,921
				29,646,210
TOTAL INVESTMENTS IN SECURITIES(o)–105.43% (Cost $2,136,542,532)				2,101,730,882
FLOATING RATE NOTE OBLIGATIONS–(7.09)%
Notes with interest and fee rates ranging from 3.34% to 3.52% at 11/30/2025 and contractual maturities of collateral ranging from 06/01/2043 to 07/15/2060(p)				(141,350,000)
OTHER ASSETS LESS LIABILITIES–1.66%				33,193,789
NET ASSETS–100.00%				$1,993,574,671
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
NCCU	– North Carolina Central University
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $12,723,394, which represented less than 1% of the Fund’s Net Assets.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $76,590,495, which represented 3.84% of the Fund’s Net Assets.

(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Zero coupon bond issued at a discount.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(k)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $31,372,850. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)	Restricted security. The aggregate value of these securities at November 30, 2025 was $8,392,250, which represented less than 1% of the Fund’s Net Assets.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Fund’s investments with a value of $205,822,950 are held by TOB Trusts and serve as collateral for the $141,350,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	596	March-2026	$(67,552,875)	$(424,714)	$(424,714)

(a)	Futures contracts collateralized by $1,117,500 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,094,164,948	$7,565,934	$2,101,730,882
Total Investments in Securities	—	2,094,164,948	7,565,934	2,101,730,882
Other Investments - Assets*
Investments Matured	—	3,477,645	297,377	3,775,022
Other Investments - Liabilities*
Futures Contracts	(424,714)	—	—	(424,714)
Total Other Investments	(424,714)	3,477,645	297,377	3,350,308
Total Investments	$(424,714)	$2,097,642,593	$7,863,311	$2,105,081,190

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco AMT-Free Municipal Income Fund